BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED APRIL 30, 2021
TO
PROSPECTUS DATED MAY 1, 2001
(ForeSight)
This Supplement revises information contained in the prospectus dated May 1, 2001 (as supplemented) for the ForeSight Fixed and Variable Annuity contract issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for the Funds and in the following tables.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	0.95%
Fund Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	0.71%	—	0.20%	0.01%	0.92%	—	0.92%
Brighthouse Funds Trust I — Class A
PIMCO Total Return Portfolio	0.48%	—	0.11%	—	0.59%	0.03%	0.56%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.06%	0.53%
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	—	0.04%	—	0.39%	0.03%	0.36%
Jennison Growth Portfolio	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MFS ® Total Return Portfolio	0.57%	—	0.07%	—	0.64%	0.03%	0.61%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%

Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.05%	0.55%
MFS ® Variable Insurance Trust — Initial Class
MFS ® Investors Trust Series	0.75%	—	0.05%	—	0.80%	0.01%	0.79%
MFS ® New Discovery Series	0.90%	—	0.05%	—	0.95%	0.08%	0.87%
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
THE FUNDS
The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104, (833) 208-3018. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a Series of the Separate Account that invests in a money market fund may become extremely low and possibly negative. It is therefore possible that your Contract Value may decline even when you select a money market fund for investment.
We do not provide any investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the value of your Contract resulting from the performance of the Funds you have chosen.
Your available Funds are:
Fund	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I — Class A

Fund	Investment Objective	Investment Adviser/Subadviser
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Jennison Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
MFS ® Variable Insurance Trust — Initial Class
MFS ® Investors Trust Series	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS ® New Discovery Series	Seeks capital appreciation.	Massachusetts Financial Services Company
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Transfers
We monitor transfer activity in the following “Monitored Funds” for purposes of imposing our restrictions on frequent transfers.
Invesco V.I. International Growth Fund
MFS® New Discovery Series
Western Asset Management Strategic Bond Opportunities Portfolio
ADDITIONAL INFORMATION
COVID-19
The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Funds in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Funds. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.
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